33. RELATED PARTY TRANSACTIONS (Details) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions
Short-term benefits (including salaries)		CAD 10,037	CAD 6,751	CAD 7,132
Special payments	[1]	9,006
Post-employment benefits		2,458	2,344	3,268
Share-based payments	[2]	2,820	5,482	4,674
Compensation of executives and Board level directors		CAD 24,321	CAD 14,577	CAD 15,074

[1]	Balance relates to the special cash distribution effective January 25, 2017.
[2]	During 2015, the Board authorized the grant of stock options to certain key management personnel pursuant to the stock incentive plan. A total of 348,606 stock options were granted to key management personnel in 2015. Share-based payments also included all expenses associated with stock options previously issued under the 2008 and stock incentive plans.